Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended					9 Months Ended
	Jul. 31, 2019		Apr. 30, 2019		Jul. 31, 2018	Jul. 31, 2019		Jul. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 4,374		$ 4,193		$ 4,085	$ 12,841		$ 11,971
Non-interest income	3,285		3,610		3,096	10,225		9,356
Total revenue	7,659	[1]	7,803	[1]	7,181	23,066	[1]	21,327
Provision for credit losses	713		873		943	2,274		2,021
Non-interest expenses	4,209	[1]	4,046	[1]	3,770	12,426	[1]	10,994
Provision for income taxes	753	[1]	625	[1]	529	1,876	[1]	1,859
Net income	1,984	[1]	2,259	[1]	1,939	6,490	[1]	6,453
Net income attributable to non-controlling interests in subsidiaries	120	[1]	70	[1]	(44)	301	[1]	84
Net income attributable to equity holders of the Bank	1,864	[1]	2,189	[1]	1,983	6,189	[1]	6,369
Net income attributable to equity holders of the Bank - relating to divested operations			8		5	12		25
Net income attributable to equity holders of the Bank	1,864		2,181		1,978	6,177		6,344
Average assets	1,061,000		1,039,000		935,000	1,044,000		937,000
Average liabilities	991,000		970,000		870,000	975,000		874,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,120		1,990		2,024	6,146		5,869
Non-interest income	1,412		1,390		1,349	4,181		4,038
Total revenue	3,532		3,380		3,373	10,327		9,907
Provision for credit losses	240		252		181	725		596
Non-interest expenses	1,723		1,711		1,661	5,164		4,907
Provision for income taxes	409		369		401	1,157		1,155
Net income	1,160		1,048		1,130	3,281		3,249
Net income attributable to equity holders of the Bank	1,160		1,048		1,130	3,281		3,249
Net income attributable to equity holders of the Bank	1,160		1,048		1,130	3,281		3,249
Average assets	365,000		358,000		344,000	360,000		339,000
Average liabilities	285,000		281,000		254,000	280,000		250,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	2,157		2,121		1,827	6,358		5,292
Non-interest income	1,270		1,235		1,026	3,756		3,007
Total revenue	3,427		3,356		2,853	10,114		8,299
Provision for credit losses	476		628		771	1,574		1,455
Non-interest expenses	1,780		1,710		1,510	5,232		4,390
Provision for income taxes	269		249		97	744		509
Net income	902		769		475	2,564		1,945
Net income attributable to non-controlling interests in subsidiaries	121		69		(44)	301		84
Net income attributable to equity holders of the Bank	781		700		519	2,263		1,861
Net income attributable to equity holders of the Bank - relating to divested operations			8		5	12		25
Net income attributable to equity holders of the Bank	781		692		514	2,251		1,836
Average assets	206,000		203,000		164,000	202,000		159,000
Average liabilities	158,000		156,000		129,000	156,000		123,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	337		350		365	1,059		1,117
Non-interest income	747		801		745	2,251		2,338
Total revenue	1,084		1,151		1,110	3,310		3,455
Provision for credit losses	(4)		(6)		(10)	(26)		(30)
Non-interest expenses	593		594		543	1,832		1,680
Provision for income taxes	121		143		136	375		463
Net income	374		420		441	1,129		1,342
Net income attributable to equity holders of the Bank	374		420		441	1,129		1,342
Net income attributable to equity holders of the Bank	374		420		441	1,129		1,342
Average assets	374,000		361,000		311,000	366,000		322,000
Average liabilities	306,000		295,000		258,000	300,000		267,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(240)		(268)		(131)	(722)		(307)
Non-interest income	(144)		184		(24)	37		(27)
Total revenue	(384)		(84)		(155)	(685)		(334)
Provision for credit losses	1		(1)		1	1
Non-interest expenses	113		31		56	198		17
Provision for income taxes	(46)		(136)		(105)	(400)		(268)
Net income	(452)		22		(107)	(484)		(83)
Net income attributable to non-controlling interests in subsidiaries	(1)		1
Net income attributable to equity holders of the Bank	(451)		21		(107)	(484)		(83)
Net income attributable to equity holders of the Bank	(451)		21		(107)	(484)		(83)
Average assets	116,000		117,000		116,000	116,000		117,000
Average liabilities	$ 242,000		$ 238,000		$ 229,000	$ 239,000		$ 234,000

[1]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).